UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of June 30, 2006 (Unaudited)

DWS Capital Growth Fund

	Shares	Value ($)

Common Stocks 99.3%
Consumer Discretionary 10.4%
Automobiles 1.0%
Harley-Davidson, Inc.	336,300	18,459,507
Hotels Restaurants & Leisure 1.0%
Starbucks Corp.*	482,300	18,211,648
Household Durables 0.8%
Fortune Brands, Inc.	199,600	14,173,596
Media 2.8%
McGraw-Hill Companies, Inc.	515,400	25,888,542
Omnicom Group, Inc.	281,700	25,096,653

		50,985,195
Multiline Retail 2.4%
Kohl's Corp.*	237,500	14,041,000
Target Corp.	595,100	29,082,537

		43,123,537
Specialty Retail 2.4%
Best Buy Co., Inc.	161,100	8,834,724
Lowe's Companies, Inc.	174,300	10,574,781
Staples, Inc.	950,550	23,117,376

		42,526,881
Consumer Staples 13.4%
Beverages 3.8%
Diageo PLC	1,050,271	17,663,968
PepsiCo, Inc.	833,000	50,013,320

		67,677,288
Food & Staples Retailing 3.1%
Wal-Mart Stores, Inc.	503,600	24,258,412
Walgreen Co.	703,400	31,540,456

		55,798,868
Food Products 3.5%
Dean Foods Co.*	402,700	14,976,413
Groupe Danone	138,953	17,657,266
Kellogg Co.	386,500	18,718,195
The Hershey Co.	198,900	10,953,423

		62,305,297
Household Products 3.0%
Colgate-Palmolive Co.	271,300	16,250,870
Procter & Gamble Co.	695,100	38,647,560

		54,898,430

Energy 16.1%
Energy Equipment & Services 8.4%
Baker Hughes, Inc.	472,200	38,649,570
Halliburton Co.	269,600	20,007,016
Noble Corp.	220,100	16,379,842
Schlumberger Ltd.	650,200	42,334,522
Transocean, Inc.*	419,950	33,730,384

		151,101,334
Oil, Gas & Consumable Fuels 7.7%
ConocoPhillips	520,550	34,111,642
Devon Energy Corp.	478,200	28,888,062
EOG Resources, Inc.	403,200	27,957,888
Hugoton Royalty Trust	3	89
Valero Energy Corp.	477,500	31,763,300
XTO Energy, Inc.	370,700	16,410,889

		139,131,870
Financials 7.8%
Capital Markets 3.2%
Lehman Brothers Holdings, Inc.	242,300	15,785,845
Merrill Lynch & Co., Inc.	268,700	18,690,772
The Goldman Sachs Group, Inc.	148,900	22,399,027

		56,875,644
Consumer Finance 1.0%
American Express Co.	321,200	17,094,264
Diversified Financial Services 1.8%
Bank of America Corp.	487,900	23,467,990
Citigroup, Inc.	199,766	9,636,712

		33,104,702
Insurance 1.8%
AFLAC, Inc.	457,100	21,186,585
Genworth Financial, Inc. "A"	323,400	11,267,256

		32,453,841
Health Care 18.4%
Biotechnology 5.8%
Amgen, Inc.*	297,500	19,405,925
Genentech, Inc.*	552,900	45,227,220
Gilead Sciences, Inc.*	659,000	38,986,440

		103,619,585
Health Care Equipment & Supplies 4.3%
Baxter International, Inc.	425,800	15,652,408
Boston Scientific Corp.*	308,300	5,191,772
C.R. Bard, Inc.	184,500	13,516,470
Medtronic, Inc.	464,700	21,803,724
Zimmer Holdings, Inc.*	380,230	21,566,646

		77,731,020
Health Care Providers & Services 2.4%
UnitedHealth Group, Inc.	987,300	44,211,294
Pharmaceuticals 5.9%
Abbott Laboratories	674,700	29,423,667
Eli Lilly & Co.	219,300	12,120,711
Johnson & Johnson	946,306	56,702,655
Teva Pharmaceutical Industries Ltd. (ADR)	225,300	7,117,227

		105,364,260

Industrials 9.6%
Aerospace & Defense 2.5%
United Technologies Corp.	712,600	45,193,092
Air Freight & Logistics 1.6%
FedEx Corp.	236,000	27,578,960
Electrical Equipment 1.4%
Emerson Electric Co.	304,600	25,528,526
Industrial Conglomerates 3.0%
General Electric Co.	1,624,200	53,533,632
Machinery 1.1%
Caterpillar, Inc.	271,100	20,191,528
Information Technology 22.0%
Communications Equipment 2.6%
Cisco Systems, Inc.*	1,247,850	24,370,511
QUALCOMM, Inc.	568,400	22,775,788

		47,146,299
Computers & Peripherals 3.4%
Apple Computer, Inc.*	420,500	24,018,960
EMC Corp.*	1,587,100	17,410,487
International Business Machines Corp.	256,000	19,665,920

		61,095,367
Internet Software & Services 2.5%
eBay, Inc.*	516,100	15,116,569
Google, Inc. "A"*	32,200	13,502,426
Yahoo!, Inc.* (a)	510,700	16,853,100

		45,472,095
IT Services 3.1%
Accenture Ltd. "A"	773,000	21,891,360
Fiserv, Inc.*	335,800	15,231,888
Paychex, Inc.	456,800	17,806,064

		54,929,312
Semiconductors & Semiconductor Equipment 5.6%
Broadcom Corp. "A"*	848,750	25,504,937
Intel Corp.	979,090	18,553,756
Linear Technology Corp.	509,480	17,062,485
Maxim Integrated Products, Inc.	485,600	15,592,616
Texas Instruments, Inc.	811,100	24,568,219

		101,282,013
Software 4.8%
Adobe Systems, Inc.*	506,700	15,383,412
Electronic Arts, Inc.*	352,500	15,171,600
Microsoft Corp.	2,395,180	55,807,694

		86,362,706
Materials 1.1%
Chemicals
Ecolab, Inc.	472,600	19,178,108
Utilities 0.5%
Independent Power Producers & Energy Traders
TXU Corp.	150,900	9,022,311

Total Common Stocks (Cost $1,235,284,895)		1,785,362,010

Securities Lending Collateral 0.5%
Daily Assets Fund Institutional, 5.1% (b) (c) (Cost $9,526,800)	9,526,800	9,526,800
Cash Equivalents 1.4%
Cash Management QP Trust, 5.07% (d) (Cost $24,534,937)	24,534,937	24,534,937
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,269,346,632)	101.2	1,819,423,747
Other Assets and Liabilities, Net	(1.2)	(22,456,196)

Net Assets	100.0	1,796,967,551

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2006 amounted to $9,238,194 which is 0.5% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006